Stock Option Plan (Details Textual) (USD $)	3 Months Ended		6 Months Ended		1 Months Ended	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Feb. 29, 2012 Stock Options [Member]	Jun. 30, 2013 Stock Options [Member]	Dec. 31, 2012 Stock Options [Member]	Dec. 31, 2011 Stock Options [Member]	Dec. 31, 2010 Stock Options [Member]	Dec. 31, 2009 Stock Options [Member]	Dec. 31, 2008 Stock Options [Member]	Dec. 31, 2007 Stock Options [Member]	Dec. 31, 2006 Stock Options [Member]	Dec. 31, 2012 Minimum [Member] Stock Options [Member]	Dec. 31, 2010 Minimum [Member] Stock Options [Member]	Dec. 31, 2008 Minimum [Member] Stock Options [Member]	Dec. 31, 2007 Minimum [Member] Stock Options [Member]	Dec. 31, 2006 Minimum [Member] Stock Options [Member]	Dec. 31, 2012 Maximum [Member] Stock Options [Member]	Dec. 31, 2010 Maximum [Member] Stock Options [Member]	Dec. 31, 2008 Maximum [Member] Stock Options [Member]	Dec. 31, 2007 Maximum [Member] Stock Options [Member]	Dec. 31, 2006 Maximum [Member] Stock Options [Member]	Dec. 31, 2012 2003 Stock Plan [Member]	Dec. 31, 2012 2003 Stock Plan [Member] Minimum [Member]	Dec. 31, 2012 2003 Stock Plan [Member] Maximum [Member]	Dec. 31, 2012 2012 Employee Stock Option Plan [Member]
Stock Option Plan (Textual)
Maximum granted option to purchase common stock																								757,575
Maximum granted option after amendment in 2008																								978,154
Share based payment award vesting period							4 years								4 years	4 years	4 years	4 years		5 years	5 years	5 years	5 years		4 years	5 years
Share based payment award monthly vesting percentage																								2.00%
Percentage of aggregate issued and outstanding common shares reserved under offering																											15.00%
Stock reserved for future issuance under ESOP																											9,455,776
Increment in number of shares under plan																								3,217,880
Total shares reserved for issuance under plan																								6,155,280
Stock option granted to employees to purchase common stock							2,056,275		33,300		69,941	113,220	206,060
Stock option granted to purchase common stock, exercise price									$ 0.90		$ 0.90	$ 1.35	$ 1.35	$ 0.78					$ 1.5
Stock option granted to purchase common stock, term							10 years		10 years		10 years	10 years	10 years
Fair value of stock option							$ 1,519,777		$ 24,996		$ 44,159	$ 137,652	$ 1,051,281
Discount rate							1.80%		2.16%		3.46%	3.46%	4.29%
Expected life							7 years		5 years		5 years	5 years	5 years
Expected volatility									171.00%		139.00%	143.00%	156.00%	160.44%					161.49%
Expected dividends							0.00%		0.00%		0.00%	0.00%	0.00%
Stock option cancelled during period										20,613
Stock option forfeitures during period						(49,950)				128,050
Employee stock option units repriced					273,859
Outstanding stock option exercise price after repricing of stock option					$ 1.28
Share based compensation cost after repricing of stock options					34,879
Unrecognized share based compensation expense			1,086,848				1,998,435	14,528
Recorded option expense	$ 94,200	$ 40,410	$ 188,400	$ 240,400			$ 266,172	$ 19,935